UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related party	$ 4,255	$ 2,000
The Cool Pool
Related Party Transaction [Line Items]
Due from related party	$ 4,601	$ 2,000